O'Shaughnessy Cornerstone Growth Fund
                      O'Shaughnessy Cornerstone Value Fund

November 10, 1997

Dear Fellow Shareholder:

Thank you for your investment in O'Shaughnessy Funds. I believe that, together, we are using a better style of investing. We call it Strategy Indexing, because it combines the best qualities of active and passive management. The Cornerstone Funds use explicitly stated active stock selection strategies that have been tested over the last 45 years. We then index our portfolio to these superior strategies and let them work.

In my view, the problem with most conventionally managed active portfolios is that their managers often have a fuzzy notion of what to look for when buying and selling securities. What's more, they often lack the discipline and consistency to let the good ideas that they do have work. The difference between what they say and what they do is often an impassable chasm. They talk the talk but don't walk the walk. I believe that this is the key reason 80% of fund managers underperform a simple index like the S&P 500 over the long term.

Passive indexes work so well because they remain fully invested in a diversified group of stocks, day in, day out, with no market-timing whatsoever. Yet the 45 years of evidence I studied for my book What Works on Wall Street suggests that traditional passive indexes are using the right method--but the wrong strategy. My research shows that the S&P 500 is simply a big-cap strategy. There are others--like the Cornerstone Value and Growth Strategies--which work much better. When compared to strategies like these, the S&P 500's performance is quite lackluster.

The S&P 500's return of 12.15 percent over the last 45 years is considerably lower than the historical returns of both of our Cornerstone Strategies. But you must stick to the strategies to reap the rewards. Jumping in and out of the market--even in these volatile times--is a fool's game. If you can tune out short-term fluctuations and not become too elated that the Cornerstone Growth Fund is up 53.05 percent from commencement of operations on November 1, 1996 to September 30, 1997, nor discouraged that the Cornerstone Value Fund has lagged over the short term, you can reach your long-term goals. It is the strong influence of transitory events that leads to the short-term decisions that devastate long-term performance. There are no market timers on the Forbes 400, but many, many investors.

Action without knowledge is foolish, and knowledge without action is futile. The key is informed action. We now have the data to guide us--together, we can reach our long-term goals through the power of strategy indexing.

Sincerely,


/s/ James P. O'Shaughnessy

James P. O'Shaughnessy

                     O'Shaughnessy Cornerstone Growth Fund

           Comparison of the change in value of a $10,000 investment
            in the O'Shaughnessy Cornerstone Growth Fund versus the
                      S&P 500 Composite Stock Price Index

                                               S&P 500
                         O'Shaughnessy        Composite
                          Cornerstone        Stock Price
                          Growth Fund           Index

01-Nov-96                   $10,000            $10,000

31-Dec-96                    10,073             10,560

31-Mar-97                     9,753             10,842

30-Jun-97                    11,864             12,729

30-Sep-97                    15,305             13,684

                      Fund total return from commencement
                      of operations on November 1, 1996 to
                           September 30, 1997; 53.05%


Past performance is not predictive of future performance.



                      O'Shaughnessy Cornerstone Value Fund

           Comparison of the change in value of a $10,000 investment
             in the O'Shaughnessy Cornerstone Value Fund versus the
                      S&P 500 Composite Stock Price Index

                                               S&P 500
                         O'Shaughnessy        Composite
                          Cornerstone        Stock Price
                          Value Fund            Index

01-Nov-96                   $10,000            $10,000

31-Dec-96                    10,028             10,560

31-Mar-97                     9,818             10,842

30-Jun-97                    10,729             12,729

30-Sep-97                    11,521             13,684

                      Fund total return from commencement
                      of operations on November 1, 1996 to
                           September 30, 1997; 15.21%

Past performance is not predictive of future performance.

                                                                               3
                      O'Shaughnessy Cornerstone Growth Fund

TOP TEN PORTFOLIO HOLDINGS at September 30, 1997
--------------------------------------------------------------------------------
                                                           Percent of Net Assets
--------------------------------------------------------------------------------

         Dell Computer Corporation ..................                      5.41%
         Stolt Comex Seaway S.A .....................                      5.40%
         SMART Modular Technologies, Inc. ...........                      4.89%
         Jabil Circuit, Inc. ........................                      4.85%
         CHS Electronics, Inc. ......................                      3.55%
         The Morningstar Group, Inc. ................                      3.24%
         Brightpoint Inc. ...........................                      2.88%
         Computer Task Group, Inc. ..................                      2.88%
         Herman Miller, Inc. ........................                      2.80%
         Goody's Family Clothing, Inc. ..............                      2.67%



                        O'Shaughnessy Cornerstone Value

TOP TEN PORTFOLIO HOLDINGS at September 30, 1997
--------------------------------------------------------------------------------
                                                           Percent of Net Assets
--------------------------------------------------------------------------------

         Sun Company, Inc. ..........................                      3.08%
         Bankers Trust New York Corporation .........                      2.44%
         Telefonica de Argentina - ADR ..............                      2.43%
         Ford Motor Company .........................                      2.41%
         Hong Kong Telecom Ltd. - ADR ...............                      2.36%
         IPL Energy, Inc. ...........................                      2.36%
         Allied Irish Banks - ADR ...................                      2.30%
         Shell Transport & Trading - ADR ............                      2.25%
         National Westminster Bank - ADR ............                      2.23%
         PNC Bank Corporation .......................                      2.23%

4
                     O'Shaughnessy Cornerstone Growth Fund

PORTFOLIO OF INVESTMENTS at September 30, 1997
-------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 99.59%                                                            Market Value
-------------------------------------------------------------------------------------------------------------------
                     Aerospace/Defense - Equipment: 2.58%
      62,381         Ducommun, Inc.#.........................................................          $ 2,350,984
                                                                                                       -----------

                     Airlines: 2.05%
      90,599         Mesaba Holdings, Inc.#..................................................            1,874,267
                                                                                                       -----------

                     Beverages - Non-Alcoholic: 1.64%
     149,437         National Beverage Corporation#..........................................            1,494,370
                                                                                                       -----------

                     Building Products - Air and Heating: 1.60%
      46,769         Watsco, Inc.............................................................            1,461,531
                                                                                                       -----------

                     Building Products - Doors and Windows: 1.83%
      68,027         Apogee Enterprises, Inc.................................................            1,666,661
                                                                                                       -----------

                     Buildings - Mobile Home/Manufactured Houses: 0.99%
      47,563         Coachmen Industries, Inc................................................              903,697
                                                                                                       -----------

                     Computer Services: 4.68%
      38,430         Computer Data Systems, Inc..............................................            1,638,079
      62,673         Computer Task Group, Inc................................................            2,628,349
                                                                                                       -----------
                                                                                                         4,266,428
                                                                                                       -----------
                     Computers - Memory Devices: 4.89%
      53,715         SMART Modular Technologies, Inc.#.......................................            4,458,345
                                                                                                       -----------

                     Computers - Micro: 7.14%
      50,937         Dell Computer Corporation#..............................................            4,934,522
      50,408         Gateway 2000, Inc.#.....................................................            1,584,701
                                                                                                       -----------
                                                                                                         6,519,223
                                                                                                       -----------
                     Computer Services: 1.38%
      33,804         InaCom Corporation#.....................................................            1,257,086
                                                                                                       -----------

                     Consumer Products - Miscellaneous: 2.16%
      64,035         Central Garden & Pet Company#...........................................            1,969,076
                                                                                                       -----------

                     Containers - Paper/Plastics: 0.99%
      24,322         AEP Industries, Inc.#...................................................              899,914
                                                                                                       -----------

                                                                               5
                     O'Shaughnessy Cornerstone Growth Fund

PORTFOLIO OF INVESTMENTS at September 30, 1997, Continued
-------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
-------------------------------------------------------------------------------------------------------------------

                     Distribution/Wholesale: 9.06%
      56,758         Brightpoint, Inc.#......................................................          $ 2,632,152
     118,180         CHS Electronics, Inc.#..................................................            3,235,177
      72,337         Insight Enterprises, Inc.#..............................................            2,396,163
                                                                                                       -----------
                                                                                                         8,263,492
                                                                                                       -----------
                     Electric Products - Miscellaneous: 4.85%
      67,607         Jabil Circuit, Inc.#....................................................            4,428,259
                                                                                                       -----------

                     Finance - Investment Banker/Broker: 2.48%
      77,795         McDonald & Company Investments, Inc.....................................            2,265,779
                                                                                                       -----------

                     Food - Dairy Products: 3.24%
      68,754         The Morningstar Group, Inc.#............................................            2,956,422
                                                                                                       -----------

                     Food - General: 1.39%
      90,760         Imperial Holly Corporation..............................................            1,270,640
                                                                                                       -----------

                     Footwear and Related Apparel: 2.33%
     145,468         Genesco, Inc.#..........................................................            2,127,470
                                                                                                       -----------

                     Health Care Cost Containment: 2.27%
      60,331         FPA Medical Management, Inc.#...........................................            2,073,878
                                                                                                       -----------

                     Home Furnishings: 2.38%
      70,121         Ethan Allen Interiors, Inc..............................................            2,173,751
                                                                                                       -----------

                     Industrial Automation/Robot: 1.39%
      38,567         DT Industries, Inc......................................................            1,272,711
                                                                                                       -----------

                     Life/Health Insurance: 2.26%
      42,337         Conseco, Inc............................................................            2,066,575
                                                                                                       -----------

                     Machinery - Construction and Mining: 1.96%
      50,011         The Manitowoc Company, Inc..............................................            1,784,768
                                                                                                       -----------

                     Machinery - General Industry: 2.64%
     118,180         Chart Industries, Inc...................................................            2,407,918
                                                                                                       -----------

6
                     O'Shaughnessy Cornerstone Growth Fund

PORTFOLIO OF INVESTMENTS at September 30, 1997, Continued
-------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
-------------------------------------------------------------------------------------------------------------------

                     Office Furnishings - Original: 2.80%
      47,762         Herman Miller, Inc......................................................          $ 2,555,267
                                                                                                       -----------

                     Oil Refining and Marketing: 1.13%
      58,081         NGC Corporation.........................................................            1,030,937
                                                                                                       -----------

                     Oil - Field Services: 5.40%
      78,808         Stolt Comex Seaway S.A.#................................................            4,930,425
                                                                                                       -----------

                     Recycling: 1.86%
      92,943         Philip Services Corporation#............................................            1,696,210
                                                                                                       -----------

                     Retail: 2.46%
      65,986         Dollar General Corporation..............................................            2,247,657
                                                                                                       -----------

                     Retail - Apparel/Shoe: 6.31%
      75,479         Goody's Family Clothing, Inc.#..........................................            2,434,198
      54,112         Ross Stores, Inc........................................................            1,846,572
      63,114         The Wet Seal, Inc. - Class A#...........................................            1,475,290
                                                                                                       -----------
                                                                                                         5,756,060
                                                                                                       -----------
                     Retail - Building Products: 1.40%
      65,027         Eagle Hardware & Garden, Inc.#..........................................            1,280,219
                                                                                                       -----------

                     Retail - Consumer Electronics: 2.49%
      65,027         CompUSA, Inc.#..........................................................            2,275,945
                                                                                                       -----------

                     Retail - Restaurants: 2.59%
      56,295         CKE Restaurants, Inc....................................................            2,364,390
                                                                                                       -----------

                     Steel Pipe and Tube: 1.39%
      57,751         The Shaw Group, Inc.#...................................................            1,266,913
                                                                                                       -----------

                     Steel - Producers: 2.34%
      51,437         Gibraltar Steel Corporation#............................................            1,253,777
      53,186         Olympic Steel, Inc.#....................................................              877,569
                                                                                                       -----------
                                                                                                         2,131,346
                                                                                                       -----------

                                                                               7
                     O'Shaughnessy Cornerstone Growth Fund

PORTFOLIO OF INVESTMENTS at September 30, 1997, Continued
-------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
-------------------------------------------------------------------------------------------------------------------

                     Tobacco: 1.24%
      67,277         Standard Commercial Corporation#........................................          $ 1,135,299
                                                                                                       -----------

                     Total Common Stocks (cost $80,748,382)..................................           90,883,913
                                                                                                       -----------

                     Total Investments in Securities (cost $80,748,382+): 99.59% ............           90,883,913
                     Other Assets less Liabilities: 0.41%....................................              374,637
                                                                                                       -----------
                     Total Net Assets: 100.0% ...............................................          $91,258,550
                                                                                                       ===========

#Non-income producing security.

+At September 30, 1997,  the cost of securities for Federal tax purposes was the
same  as  the  basis  for  financial  reporting.   Unrealized  appreciation  and
depreciation of securities were as follows:

                     Gross unrealized appreciation...........................................          $10,434,134
                     Gross unrealized depreciation...........................................             (298,603)
                                                                                                       -----------
                           Net unrealized appreciation.......................................          $10,135,531
                                                                                                       ===========

See Notes to Financial Statements.

8
                      O'Shaughnessy Cornerstone Value Fund

PORTFOLIO OF INVESTMENTS at September 30, 1997
-------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 98.26%                                                            Market Value
-------------------------------------------------------------------------------------------------------------------

                     Airlines: 2.13%
       8,377         KLM Royal Dutch Air - NY REG............................................          $   287,436
                                                                                                       -----------

                     Auto - Cars/Light Trucks: 4.32%
       7,007         Chrysler Corporation....................................................              257,945
       7,173         Ford Motor Company......................................................              324,578
                                                                                                       -----------
                                                                                                           582,523
                                                                                                       -----------
                     Building and Construction Products - Miscellaneous: 0.76%
       4,261         Hanson PLC - ADR#.......................................................              102,797
                                                                                                       -----------

                     Building Products - Commercial/Aggreg.: 1.84%
      10,175         Boral Ltd. - ADR........................................................              248,016
                                                                                                       -----------

                     Chemicals - Diversified: 7.60%
      35,100         Courtaulds PLC - ADR....................................................              193,050
       2,954         Dow Chemical............................................................              267,891
       4,445         Imperial Chemical Industries PLC - ADR..................................              288,941
      10,430         Lyondell Petrochemical..................................................              273,136
                                                                                                       -----------
                                                                                                         1,023,018
                                                                                                       -----------
                     Chemicals - Specialty: 1.60%
       4,727         Arco Chemical Company...................................................              215,079
                                                                                                       -----------

                     Commercial Banks - Europe: 4.52%
       5,891         Allied Irish Banks - ADR................................................              310,382
       3,327         National Westminster Bank - ADR.........................................              300,262
                                                                                                       -----------
                                                                                                           610,644
                                                                                                       -----------
                     Commercial Banks - Pacific Rim: 1.88%
       8,108         Westpac Banking - ADR...................................................              252,868
                                                                                                       -----------

                     Commercial Services: 3.53%
       9,731         Dun & Bradstreet Corporation............................................              276,117
       6,766         Mayne Nickless Ltd. - ADR#..............................................              198,993
                                                                                                       -----------
                                                                                                           475,110
                                                                                                       -----------
                     Commercial Services - Finance: 1.76%
       7,051         Deluxe Corporation......................................................              236,649
                                                                                                       -----------

                     Consumer Products: 1.17%
       4,666         Fortune Brands, Inc.#...................................................              157,186
                                                                                                       -----------

                                                                               9
                      O'Shaughnessy Cornerstone Value Fund

PORTFOLIO OF INVESTMENTS at September 30, 1997, Continued
-------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
-------------------------------------------------------------------------------------------------------------------

                     Containers - Paper/Plastic: 5.13%
       9,059         Amcor Ltd. - ADR........................................................          $   231,005
      37,998         Rexam PLC - ADR.........................................................              218,488
      15,492         Stone Container Corporation#............................................              241,094
                                                                                                       -----------
                                                                                                           690,587
                                                                                                       -----------
                     Diversified Operations: 1.32%
       4,265         Energy Group PLC - ADR#.................................................              177,531
                                                                                                       -----------

                     Diversified Manufacturing Operations: 3.72%
      22,960         Pacific Dunlop Ltd. - ADR...............................................              255,430
       5,130         Tenneco, Inc............................................................              245,599
                                                                                                       -----------
                                                                                                           501,029
                                                                                                       -----------
                     Miscellaneous Manufacturer: 2.09%
      12,467         Tomkins PLC - ADR.......................................................              282,066
                                                                                                       -----------

                     Money Center Banks: 2.44%
       2,686         Bankers Trust New York Corporation......................................              329,035
                                                                                                       -----------

                     Music/Clubs: 1.40%
      15,343         Rank Group PLC - ADR....................................................              187,952
                                                                                                       -----------

                     Office Supplies and Forms: 1.59%
      11,257         Moore Corporation, Ltd..................................................              213,883
                                                                                                       -----------

                     Oil Companies - Integrated: 9.45%
       3,491         Atlantic Richfield Company..............................................              298,262
       9,879         Occidental Petroleum Corporation........................................              256,237
       6,800         Shell Transport & Trading ADR...........................................              302,600
       9,484         Sun Company, Inc........................................................              415,518
                                                                                                       -----------
                                                                                                         1,272,617
                                                                                                       -----------
                     Paper and Related Products: 2.22%
       4,848         Union Camp Corporation..................................................              299,061
                                                                                                       -----------

                     Pipelines: 2.36%
       8,007         IPL Energy, Inc.........................................................              317,402
                                                                                                       -----------

                     Publishing - Periodicals: 1.28%
       5,738         Readers Digest Association, Class A.....................................              172,140
                                                                                                       -----------

10
                      O'Shaughnessy Cornerstone Value Fund

PORTFOLIO OF INVESTMENTS at September 30, 1997, Continued
-------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
-------------------------------------------------------------------------------------------------------------------

                     Retail - Major Department Store: 2.05%
       4,743         JC Penney Company.......................................................          $   276,280
                                                                                                       -----------

                     Retail - Miscellaneous/Diversified: 1.95%
       7,007         Coles Myer Ltd. - ADR...................................................              263,200
                                                                                                       -----------

                     Steel - Producers: 1.82%
       8,406         British Steel PLC - ADR.................................................              244,825
                                                                                                       -----------

                     Super - Regional Banks - U.S.: 2.23%
       6,144         PNC Bank Corporation....................................................              299,904
                                                                                                       -----------

                     Telecommunication Services: 13.46%
       9,688         BCE, Inc................................................................              289,429
       3,968         British Telecom, PLC - ADR..............................................              264,368
       5,100         GTE Corporation.........................................................              231,412
       6,232         Royal PTT Nederland NV - ADR............................................              243,437
       5,725         Telecom CP New Zealand - ADR............................................              231,862
       8,433         Tele Danmark - A/S ADR..................................................              225,056
       8,930         Telefonica de Argentina - ADR...........................................              327,792
                                                                                                       -----------
                                                                                                         1,813,356
                                                                                                       -----------
                     Telephone - Local: 6.55%
       3,581         Bell Atlantic Corporation...............................................              288,047
      14,195         Hong Kong Telecom Ltd. - ADR............................................              317,613
       7,171         U.S. West Communications Group..........................................              276,083
                                                                                                       -----------
                                                                                                           881,743
                                                                                                       -----------
                     Telephone - Integrated: 1.80%
       5,949         Southern New England Telecom............................................              243,537
                                                                                                       -----------

                     Tobacco: 4.29%
       4,673         Gallaher Group PLC - ADR................................................               89,663
       6,128         Philip Morris Cos., Inc.................................................              254,695
       6,797         RJR Nabisco Holdings Corporation........................................              233,647
                                                                                                       -----------
                                                                                                           578,005
                                                                                                       -----------
                     Total Common Stocks (cost $12,063,840)..................................           13,235,479
                                                                                                       -----------

                                                                              11
                      O'Shaughnessy Cornerstone Value Fund

PORTFOLIO OF INVESTMENTS at September 30, 1997, Continued
-------------------------------------------------------------------------------------------------------------------
Principal Amount     SHORT-TERM INVESTMENTS:  0.77%                                                   Market Value
-------------------------------------------------------------------------------------------------------------------

    $103,291         Wisconsin Electric Demand Note, 5.1852%, 10/1/1997*
                     (cost $103,291).........................................................          $   103,291
                                                                                                       -----------

                     Total Investments in Securities (cost $12,167,131+): 99.03% ............           13,338,770
                     Other Assets less Liabilities: 0.97%....................................              130,606
                                                                                                       -----------
                     Total Net Assets: 100.0% ...............................................          $13,469,376
                                                                                                       ===========

#Non-income producing security.

*Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of September 30, 1997.

+At September 30, 1997,  the cost of securities for Federal tax purposes was the
same  as  the  basis  for  financial  reporting.   Unrealized  appreciation  and
depreciation of securities were as follows:

                     Gross unrealized appreciation...........................................          $ 1,306,981
                     Gross unrealized depreciation...........................................             (135,342)
                                                                                                       -----------
                           Net unrealized appreciation.......................................          $ 1,171,639
                                                                                                       ===========

See Notes to Financial Statements.

12
                     O'Shaughnessy Cornerstone Growth Fund
                      O'Shaughnessy Cornerstone Value Fund

STATEMENT OF ASSETS AND LIABILITIES at September 30, 1997
----------------------------------------------------------------------------------------------------------------------
                                                                                   Cornerstone             Cornerstone
                                                                                   Growth Fund             Value Fund
----------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (identified cost $80,748,382
         and $12,167,131, respectively) (Note 2-A) ......................          $ 90,883,913           $ 13,338,770
      Receivables:
            Fund shares sold ............................................             2,474,193                535,464
            Dividends ...................................................                17,801                 49,058
      Deferred organization costs .......................................                20,610                 20,610
      Prepaid expenses and other ........................................                27,973                 24,551
                                                                                   ------------           ------------
                  Total assets ..........................................            93,424,490             13,968,453
                                                                                   ------------           ------------

LIABILITIES
      Payables:
            Portfolio securities purchased ..............................                35,050                456,604
            Fund shares repurchased .....................................               429,596                  1,047
            Funds advanced by custodian .................................             1,599,864                    -0-
            Advisory fee ................................................                68,128                  7,449
            Administration fee ..........................................                 5,030                  1,012
      Accrued expenses ..................................................                28,272                 32,965
                                                                                   ------------           ------------
                  Total liabilities .....................................             2,165,940                499,077
                                                                                   ------------           ------------

NET ASSETS ..............................................................          $ 91,258,550           $ 13,469,376
                                                                                   ============           ============

      Net asset value, offering price and redemption price per share
            ($91,258,550/5,966,561 and $13,469,376/1,170,985 shares
            outstanding, respectively; 25,000,000,000 shares of each fund
            (par value $.0001) authorized) ..............................          $      15.30           $      11.50
                                                                                   ============           ============

SOURCE OF NET ASSETS
      Paid-in capital ...................................................          $ 80,927,793           $ 12,141,073
      Accumulated net investment income (loss) ..........................              (143,591)               155,108
      Undistributed net realized gain on investment transactions ........               338,817                  1,556
      Net unrealized appreciation of investments ........................            10,135,531              1,171,639
                                                                                   ------------           ------------
            Net assets ..................................................          $ 91,258,550           $ 13,469,376
                                                                                   ============           ============

See Notes to Financial Statements

                                                                              13
                     O'Shaughnessy Cornerstone Growth Fund
                      O'Shaughnessy Cornerstone Value Fund

STATEMENT OF OPERATIONS
For the Period November 1, 1996* through September 30, 1997
------------------------------------------------------------------------------------------------------------------------
                                                                                     Cornerstone             Cornerstone
                                                                                     Growth Fund             Value Fund
------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Income:
            Dividends (net of foreign witholding tax of $0 and
               $22,525, respectively) .....................................          $     26,571           $    251,453
            Interest ......................................................                31,008                 11,335
                                                                                     ------------           ------------
                  Total income ............................................                57,579                262,788
                                                                                     ------------           ------------
     Expenses:
            Advisory fees (Note 3) ........................................                92,933                 42,147
            Custodian and accounting fees .................................                22,301                 22,301
            Administration fee (Note 3) ...................................                20,434                 14,847
            Professionals' fees ...........................................                18,565                 18,565
            Registration fees .............................................                13,060                 13,060
            Reports to shareholders .......................................                 9,031                  9,031
            Transfer agent fees ...........................................                 9,963                  9,964
            Directors' fees ...............................................                 9,261                  9,261
            Amortization of organization costs (Note 2-D) .................                 4,580                  4,580
            Other .........................................................                 9,575                  8,553
                                                                                     ------------           ------------
                  Total expenses ..........................................               209,703                152,309
                  Less: expense reimbursement (Note 3) ....................                (8,879)               (46,300)
                                                                                     ------------           ------------
                  Net expenses ............................................               200,824                106,009
                                                                                     ------------           ------------
                        Net investment income (loss) ......................              (143,245)               156,779
                                                                                     ------------           ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
            Net realized gain on security transactions ....................               338,817                  1,556
            Net unrealized appreciation of investments ....................            10,135,531              1,171,639
                                                                                     ------------           ------------
                  Net realized and unrealized gain on investments .........            10,474,348              1,173,195
                                                                                     ------------           ------------
                        Net Increase in Net Assets Resulting
                          from Operations .................................          $ 10,331,103           $  1,329,974
                                                                                     ============           ============

*Commencement of operations.

See Notes to Financial Statements

14
                     O'Shaughnessy Cornerstone Growth Fund
                     O'Shaughnessy Cornerstone Growth Fund

STATEMENT OF CHANGES IN NET ASSETS
For the Period November 1, 1996* through September 30, 1997
---------------------------------------------------------------------------------------------------------------------
                                                                                  Cornerstone            Cornerstone
                                                                                  Growth Fund            Value Fund
---------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss) ..........................................          $   (143,245)          $    156,779
Net realized gain on security transactions ............................               338,817                  1,556
Net unrealized appreciation of investments ............................            10,135,531              1,171,639
                                                                                 ------------           ------------
      Net increase in net assets resulting from operations ............            10,331,103              1,329,974
                                                                                 ------------           ------------

DISTRIBUTIONS TO SHAREHOLDERS
Dividends paid from net investment income .............................                  (346)                (1,671)
                                                                                 ------------           ------------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital shares transactions (a)            80,902,793             12,116,073
                                                                                 ------------           ------------
      Total increase in net assets ....................................            91,233,550             13,444,376

NET ASSETS
Beginning of period ...................................................                25,000                 25,000
                                                                                 ------------           ------------
End of period (including accumulated net investment (loss) income
       of ($143,591) and $155,108, respectively) ......................          $ 91,258,550           $ 13,469,376
                                                                                 ============           ============

(a) Summary of capital shares transactions is as follows:
                                                                                            November 1, 1996*
                                                                                                 through
                                                                                           September 30, 1997
                                                                                   ----------------------------------
         Cornerstone Growth Fund                                                      Shares                Value
         -----------------------                                                    ---------           ------------
         Shares sold ..................................                             6,334,346           $ 85,931,562
         Shares issued on reinvestment of distributions                                    30                    297
         Shares redeemed ..............................                              (370,315)            (5,029,066)
                                                                                    ---------           ------------
         Net increase .................................                             5,964,061           $ 80,902,793
                                                                                    =========           ============


         Cornerstone Value Fund
         ----------------------
         Shares sold ..................................                             1,309,392           $ 13,619,016
         Shares issued on reinvestment of distributions                                   132                  1,322
         Shares redeemed ..............................                              (141,039)            (1,504,265)
                                                                                    ---------           ------------
         Net increase .................................                             1,168,485           $ 12,116,073
                                                                                    =========           ============

*Commencement of operations.

See Notes to Financial Statements.

                                                                              15
                     O'Shaughnessy Cornerstone Growth Fund
                      O'Shaughnessy Cornerstone Value Fund

FINANCIAL HIGHLIGHTS
Per Share Operating Performance (For a capital share outstanding  throughout the period)
November 1, 1996* through September 30, 1997
-------------------------------------------------------------------------------------------------------
                                                                     Cornerstone           Cornerstone
                                                                     Growth Fund           Value Fund
-------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .......................         $      10.00          $      10.00
                                                                     ------------          ------------
Income from investment operations:
      Net investment income (loss) .........................                 (.02)                  .13
      Net realized and unrealized gain on investments ......                 5.32                  1.37
                                                                     ------------          ------------
Total from investment operations ...........................                 5.30                  1.50
                                                                     ------------          ------------

Net asset value, end of period .............................         $      15.30          $      11.50
                                                                     ============          ============

Total return ...............................................                53.05%**              15.21%**

Ratios/supplemental data:
Net assets, end of period (thousands) ......................         $     91,259          $     13,469

Ratio of expenses to average net assets:
      Before expense reimbursement .........................                 1.63%+                2.66%+
      After expense reimbursement ..........................                 1.56%+                1.85%+

Ratio of net investment income (loss) to average net assets:
      Before expense reimbursement .........................                (1.19%)+               1.93%+
      After expense reimbursement ..........................                (1.12%)+               2.73%+

Portfolio turnover rate ....................................                15.52%                 2.01%

Average commission rate paid per share .....................         $       0.0497        $       0.0500

*Commencement of operations.

**Not Annualized.

+Annualized.

See Notes to Financial Statements.

16
                     O'Shaughnessy Cornerstone Growth Fund
                      O'Shaughnessy Cornerstone Value Fund

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The O'Shaughnessy Cornerstone Growth Fund and O'Shaughnessy Cornerstone Value Fund (the "Funds") are each a series of shares of O'Shaughnessy Funds, Inc., which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Funds began operations on November 1, 1996. Cornerstone Growth Fund seeks long-term capital growth. Cornerstone Value Fund seeks both current income and long-term capital growth. Each Fund seeks to achieve its objective utilizing distinct processes of Strategy Indexing(TM) developed by the investment advisor.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation: The Funds' investments are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sale price. Other securities are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Directors. Short-term investments are valued at amortized cost, which approximates market value.

      B. Federal Income Taxes: It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined under the identified cost basis.

      D. Deferred Organization Costs: The Funds have each incurred expenses of $25,190 in connection with their organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Funds commenced investment operations.

      E. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      For the period ended September 30, 1997, O'Shaughnessy Capital Management, Inc. (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.74% based upon the average daily net assets of the Funds.

                                                                              17
                     O'Shaughnessy Cornerstone Growth Fund
                     O'Shaughnessy Cornerstone Value Fund

NOTES TO FINANCIAL STATEMENTS, Continued
--------------------------------------------------------------------------------

      The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by the Funds or reimburse the Funds to the extent necessary to limit the Funds' aggregate annual operating expenses to 2.00% of average net assets annually. Any such reductions made by the Advisor in its fees or payments may be subject to reimbursement by the Funds through September 30, 2000 if the Funds are able to effect such reimbursement and remain in compliance with any expense limitations in effect. For the period ended September 30, 1997, the Advisor has reimbursed the Cornerstone Growth Fund and the Cornerstone Value Fund in the amounts of $8,879 and $46,300, respectively.

      Investment Company Administration Corporation (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee per portfolio at the following annual rate:

      Under $100 million - 0.10% of average daily net assets, subject to a minimum fee of $10,000 annually
      $100 to $200 million - 0.05% of average daily net assets
      Over $200 million - 0.03% of average daily net assets

      First Fund Distributors, Inc. (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

      Certain officers of the Funds are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

      For the period ended September 30, 1997, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Cornerstone Growth Fund, were $83,183,512 and $2,773,948, respectively.

      For the period ended September 30, 1997, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Cornerstone Value Fund, were $12,193,883 and $131,599, respectively.

                          INDEPENDENT AUDITOR'S REPORT



Board Of Directors and Shareholders
O'Shaughnessy  Cornerstone Growth Fund and
O'Shaughnessy Cornerstone Value Fund


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of O'Shaughnessy Cornerstone Growth Fund and O'Shaughnessy Cornerstone Value Fund as of September 30, 1997, the related statements of operations, the statements of changes in net assets, and the financial highlights for the period from November 1, 1996 (commencement of operations) to September 30, 1997. These financial statements and financial highlights are the responsibility of Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of O'Shaughnessy Cornerstone Growth Fund and O'Shaughnessy Cornerstone Value Fund, as of September 30, 1997, the results of operations, the changes in net assets and the financial highlights for the period indicated, in conformity with generally accepted accounting principles.


                                        /s/ McGladrey & Pullen, L.L.P.


New York, New York
October 24, 1997

             INVESTMENT ADVISOR
                  O'Shaughnessy Capital Management, Inc.
                  35 Mason Street
                  Greenwich, Connecticut 06830

             ADMINISTRATOR
                  Investment Company Administration Corporation
                  4455 E. Camelback Road, Suite 261 E
                  Phoenix, Arizona 85018

             DISTRIBUTOR
                  First Fund Distributors, Inc.
                  4455 E. Camelback Road, Suite 261 E
                  Phoenix, Arizona 85018

             TRANSFER AGENT
                  Firstar Trust Company
                  615 E. Michigan Street
                  Milwaukee, Wisconsin 53202

             INDEPENDENT AUDITOR
                  McGladrey & Pullen, LLP
                  555 Fifth Avenue
                  New York, New York 10017

             LEGAL COUNSEL
                  Shereff, Friedman, Hoffman & Goodman, LLP
                  919 Third Avenue
                  New York, New York 10022



  This report is intended for shareholders of O'Shaughnessy Cornerstone Growth
   Fund and O'Shaughnessy Cornerstone Value Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

          [Back Cover Artwork]                    [Front Cover Artwork]



                                                O'Shaughnessy Cornerstone
                                                       Growth Fund

                                                O'Shaughnessy Cornerstone
                                                       Value Fund












                                                      Annual Report
                                                   September 30, 1997

                   O'Shaughnessy Dogs of the Market(TM) Fund


November 10, 1997


Dear fellow Shareholder:

Thank you for your investment in O'Shaughnessy Dogs of the Market Fund. I believe that, together, we are using a better style of investing. We call it Strategy Indexing, because it combines the best qualities of active and passive management. The Dogs of the Market Fund uses active stock selection strategies that are explicitly stated and historically tested (in fact, one component of the Fund, the Dogs of the Dow, was tested all the way back to 1929). We then index our portfolio to these superior strategies and let them work.

Our Dogs of the Market Fund is the only pure dogs mutual fund available today. It always invests 100 percent of its money in high-yielding blue chip stocks--the top 10 yielding stocks from the Dow Jones Industrial Average and the top 20 yielding stocks from the S&P Industrial Index that also have market capitalization higher than $1 billion and financial strength ratings of A or higher. Other dog funds limit their investment in high-yielding blue chips to half of the portfolio, with the other half going into either bonds or an S&P 500 proxy. Historically, such strategies have significantly underperformed a pure dogs approach. What's more, for the 22 years ending 1996, this 30 stock Dog strategy actually did slightly better than the 10 Dow dogs alone, with a lower standard deviation of return. And, as indicated in your prospectus, the strategy did much better than the S&P 500, compounding at 19.71 percent, compared to
15.90 percent for the S&P 500.

But you must stick to the strategies to reap the rewards. Jumping in and out of the market--even in these volatile times--is a fool's game. If you can tune out short-term fluctuations and not become too elated when the portfolio is soaring nor discouraged when it lags over the short term, you can reach your long-term goals. It is the strong influence of transitory events that leads to the short-term goals. It is the strong influence of transitory events that leads to the short-term decisions that devastate long-term performance. There are no market timers on the Forbes 400, but many, many investors.

Action without knowledge is foolish, and knowledge without action is futile. The key is informed action. We now have the data to guide us--together, we can reach our long-term goals through the power of strategy indexing.

Sincerely,


/s/ James P. O'Shaughnessy

James P. O'Shaughnessy

                   O'Shaughnessy Dogs of the Market(TM) Fund

        Comparison of the change in value of a $10,000 investment in the
            O'Shaughnessy Dogs of the Market Fund versus the S$P 500
                          Composite Stock Price Index


                    O'Shaughnessy                S&P 500
                     Dogs of the             Composite Stock
                       Market                  Price Index

01-Nov-96             $10,000                    $10,000

31-Dec-96              10,032                     10,560

31-Mar-97              10,072                     10,842

30-Jun-97              11,223                     12,729

30-Sep-97              11,974                     13,684

                      Fund total return from commencement
                      of operations on November 1, 1996 to
                           September 30, 1997; 19.74%

Past performance is not predictive of future performance.

                                                                               3
                   O'Shaughnessy Dogs of the Market(TM) Fund

TOP TEN PORTFOLIO HOLDINGS at September 30, 1997
--------------------------------------------------------------------------------
                                                           Percent of Net Assets
--------------------------------------------------------------------------------

         SBC Communications, Inc. .....................                    3.63%
         American Telephone & Telegraph Company .......                    3.59%
         H.J. Heinz Company ...........................                    3.55%
         Bristol-Myers Squibb Company .................                    3.50%
         ALLTEL Corporation ...........................                    3.49%
         Pitney Bowes, Inc. ...........................                    3.48%
         Royal Dutch Petroleum Company ................                    3.45%
         Chevron Corporation ..........................                    3.44%
         American Greetings Corporation - Class A .....                    3.43%
         The Limited, Inc. ............................                    3.43%

4
                   O'Shaughnessy Dogs of the Market(TM) Fund

PORTFOLIO OF INVESTMENTS at September 30, 1997
-------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 99.28%                                                            Market Value
-------------------------------------------------------------------------------------------------------------------

                     Auto - Cars/Light Trucks: 3.29%
       3,564         General Motors Corporation..............................................            $ 238,565
                                                                                                        ----------

                     Auto/Truck Parts and Equipment: 3.19%
       7,495         Genuine Parts Company...................................................              230,940
                                                                                                         ---------

                     Beverages - Wine/Spirits: 3.33%
       4,857         Brown-Forman Corporation - Class B......................................              241,332
                                                                                                        ----------

                     Brewery: 3.40%
       5,466         Anheuser-Busch Companies, Inc...........................................              246,653
                                                                                                        ----------

                     Chemicals - Diversified: 3.06%
       3,599         E. I. du Pont de Nemours and Company....................................              221,563
                                                                                                        ----------

                     Chemicals - Specialty: 3.30%
       5,975         Nalco Chemical Company..................................................              239,373
                                                                                                        ----------

                     Cosmetics and Toiletries: 3.01%
       4,454         International Flavors & Fragrances, Inc.................................              218,246
                                                                                                        ----------

                     Diversified Manufacturing Operations: 6.46%
       2,545         Minnesota Mining and Manufacturing Company..............................              235,413
       5,289         National Service Industries, Inc........................................              232,385
                                                                                                        ----------
                                                                                                           467,798
                                                                                                        ----------
                     Filtration/Separation Products: 2.95%
       9,899         Pall Corporation........................................................              213,447
                                                                                                        ----------

                     Foods - Miscellaneous/Diversified: 3.55%
       5,579         H. J. Heinz Company.....................................................              257,680
                                                                                                        ----------

                     Food - Retail: 3.25%
       6,653         Winn-Dixie Stores, Inc..................................................              235,766
                                                                                                        ----------

                     Household Products/Wares: 6.69%
       6,745         American Greetings Corporation - Class A................................              248,722
       9,241         Rubbermaid, Inc.........................................................              236,223
                                                                                                        ----------
                                                                                                           484,945
                                                                                                        ----------

                                                                               5
                   O'Shaughnessy Dogs of the Market(TM) Fund

PORTFOLIO OF INVESTMENTS at September 30, 1997, Continued
-------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
-------------------------------------------------------------------------------------------------------------------

                     Machinery - Construction and Mining: 2.94%
       3,945         Caterpillar, Inc........................................................            $ 212,784
                                                                                                        ----------

                     Medical - Drugs: 6.75%
       3,224         American Home Products Corporation......................................              235,352
       3,069         Bristol-Myers Squibb Company............................................              253,960
                                                                                                        ----------
                                                                                                           489,312
                                                                                                        ----------
                     Money Center Banks: 3.31%
       2,114         J.P. Morgan & Co., Inc..................................................              240,203
                                                                                                        ----------

                     Office Automation and Equipment: 3.48%
       3,033         Pitney Bowes, Inc.......................................................              252,308
                                                                                                        ----------

                     Oil Companies - Integrated: 10.23%
       2,998         Chevron Corporation.....................................................              249,396
       3,783         Exxon Corporation.......................................................              242,348
       4,504         Royal Dutch Petroleum Company...........................................              249,972
                                                                                                        ----------
                                                                                                           741,716
                                                                                                        ----------
                     Photo Equipment and Supplies: 3.19%
       3,557         Eastman Kodak Company...................................................              230,983
                                                                                                        ----------

                     Retail - Apparel/Shoe: 3.43%
      10,167         The Limited, Inc........................................................              248,456
                                                                                                        ----------

                     Retail - Major Department Store: 3.35%
       4,454         The May Department Stores Company.......................................              242,743
                                                                                                        ----------

                     Telephone - Integrated: 3.63%
       4,292         SBC Communications, Inc.................................................              263,422
                                                                                                        ----------

                     Telephone - Local: 3.49%
       7,339         ALLTEL Corporation......................................................              253,196
                                                                                                        ----------

                     Telephone - Long Distance: 3.59%
       5,876         American Telephone & Telegraph Company..................................              260,380
                                                                                                        ----------

6
              O'Shaughnessy Dogs of the Market(TM) Fund

PORTFOLIO OF INVESTMENTS at September 30, 1997, Continued
-------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
-------------------------------------------------------------------------------------------------------------------

                     Tobacco: 6.41%
       5,246         Philip Morris Companies., Inc...........................................            $ 218,037
       8,060         UST, Inc................................................................              246,334
                                                                                                        ----------
                                                                                                           464,371
                                                                                                        ----------

                     Total Common Stocks (cost $6,933,728)...................................            7,196,182
                                                                                                        ----------

                     Total Investments in Securities (cost $6,933,728+): 99.28% .............            7,196,182
                     Other Assets less Liabilities: 0.72%....................................               51,881
                                                                                                        ----------
                     Total Net Assets: 100.0% ...............................................           $7,248,063
                                                                                                        ==========

+At September 30, 1997,  the cost of securities for Federal tax purposes was the
same  as  the  basis  for  financial  reporting.   Unrealized  appreciation  and
depreciation of securities were as follows:

                     Gross unrealized appreciation...........................................            $ 324,401
                     Gross unrealized depreciation...........................................              (61,947)
                                                                                                         ---------
                           Net unrealized appreciation.......................................            $ 262,454
                                                                                                         =========

See Notes to Financial Statements.

                                                                               7
                   O'Shaughnessy Dogs of the Market(TM) Fund

STATEMENT OF ASSETS AND LIABILITIES at September 30, 1997
--------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (identified cost $6,933,728) (Note 2-A)      $7,196,182
      Cash ......................................................................         100,438
      Receivables:
            Fund shares sold ....................................................          10,477
            Dividends ...........................................................          22,351
      Deferred organization costs ...............................................          20,611
      Prepaid expenses and other ................................................          17,149
                                                                                       ----------
                  Total assets ..................................................       7,367,208
                                                                                       ----------

LIABILITIES
      Payables:
            Fund shares repurchased .............................................          86,603
            Advisory fee ........................................................           2,806
            Administration fee ..................................................             822
      Accrued expenses ..........................................................          28,914
                                                                                       ----------
                  Total liabilities .............................................         119,145
                                                                                       ----------
NET ASSETS ......................................................................      $7,248,063
                                                                                       ==========

      Net asset value, offering price and redemption price per share
            ($7,248,063/606,196 shares outstanding;
            25,000,000,000 shares (par value $.0001) authorized) ................      $    11.96
                                                                                       ==========

SOURCE OF NET ASSETS
      Paid-in capital ...........................................................      $6,486,736
      Undistributed net investment income .......................................          54,579
      Undistributed net realized gain on investment transactions ................         444,294
      Net unrealized appreciation of investments ................................         262,454
                                                                                       ----------
            Net assets ..........................................................      $7,248,063
                                                                                       ==========

See Notes to Financial Statements.

8
                   O'Shaughnessy Dogs of the Market(TM) Fund

STATEMENT OF OPERATIONS
For the Period November 1, 1996* through September 30, 1997
------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Income:
            Dividends (net of foreign witholding tax of $1,909) .............................      $ 110,201
            Interest ........................................................................          6,978
                                                                                                   ---------
                  Total income ..............................................................        117,179
                                                                                                   ---------
      Expenses:
            Advisory fees (Note 3) ..........................................................         26,765
            Custodian and accounting fees ...................................................         22,301
            Administration fee (Note 3) .....................................................         14,548
            Professionals' fees .............................................................         16,037
            Registration fees ...............................................................         13,486
            Reports to shareholders .........................................................          9,031
            Transfer agent fees .............................................................          9,963
            Directors' fees .................................................................          9,261
            Amortization of organization costs (Note 2-D) ...................................          4,580
            Other ........................................................................             7,036
                                                                                                   ---------
                  Total expenses ............................................................        133,008
                  Less: expense reimbursement (Note 3) ......................................        (71,199)
                                                                                                   ---------
                  Net expenses ..............................................................         61,809
                                                                                                   ---------
                        Net investment income ...............................................         55,370
                                                                                                   ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
            Net realized gain on security transactions ......................................        444,294
            Net unrealized appreciation of investments ......................................        262,454
                                                                                                   ---------
                  Net realized and unrealized gain on investments ...........................        706,748
                                                                                                   ---------
                        Net Increase in Net Assets Resulting from Operations ................      $ 762,118
                                                                                                   =========

*Commencement of operations.

See Notes to Financial Statements.

                                                                               9
                   O'Shaughnessy Dogs of the Market(TM) Fund

STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------
                                                                           November 1, 1996*
                                                                                through
                                                                          September 30, 1997
---------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM
OPERATIONS
Net investment income ..................................................      $    55,370
Net realized gain on security transactions .............................          444,294
Net unrealized appreciation of investments .............................          262,454
                                                                              -----------
      Net increase in net assets resulting from operations .............          762,118
                                                                              -----------

DISTRIBUTIONS TO SHAREHOLDERS
Dividends paid from net investment income ..............................             (791)
                                                                              -----------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital shares transactions (a)         6,461,736
                                                                              -----------
      Total increase in net assets .....................................        7,223,063

NET ASSETS
Beginning of period ....................................................           25,000
                                                                              -----------
End of period (including undistributed net investment income of $54,579)      $ 7,248,063
                                                                              ===========

(a) A summary of capital shares transactions is as follows:

                                                                    November 1, 1996*
                                                                         through
                                                                   September 30, 1997
                                                              ----------------------------

                                                                Shares           Value
                                                               -------        -----------
     Shares sold ..................................            695,230        $ 7,496,135
     Shares issued on reinvestment of distributions                 66                662
     Shares redeemed ..............................            (91,600)        (1,035,061)
                                                               -------        -----------
     Net increase .................................            603,696        $ 6,461,736
                                                               =======        ===========

*Commencement of operations.

See Notes to Financial Statements.

10
                   O'Shaughnessy Dogs of the Market(TM) Fund

FINANCIAL HIGHLIGHTS
Per Share Operating Performance
(For a capital share outstanding throughout the period)
----------------------------------------------------------------------------
                                                           November 1, 1996*
                                                                through
                                                          September 30, 1997
----------------------------------------------------------------------------

Net asset value, beginning of period .......................   $ 10.00
                                                               -------
Income from investment operations:
      Net investment income ................................       .10
      Net realized and unrealized gain on investments ......      1.87
                                                               -------
Total from investment operations ...........................      1.97
                                                               -------

Less distributions:
      From net investment income ...........................      (.01)
                                                               -------

Net asset value, end of period .............................   $ 11.96
                                                               =======

Total Return ...............................................     19.74%**

Ratios/supplemental data:
Net assets, end of period (thousands) ......................   $ 7,248

Ratio of expenses to average net assets:
      Before expense reimbursement .........................      4.28%+
      After expense reimbursement ..........................      1.99%+

Ratio of net investment income (loss) to average net assets:
      Before expense reimbursement .........................     (0.51%)+
      After expense reimbursement ..........................      1.78%+

Portfolio turnover rate ....................................    118.44%

Average commission rate paid per share .....................   $ .0449

*Commencement of operations.

**Not Annualized.

+Annualized.

See Notes to Financial Statements.

                                                                              11
                   O'Shaughnessy Dogs of the Market(TM) Fund

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The O'Shaughnessy Dogs of the Market(TM) Fund (the "Fund") is a series of shares of O'Shaughnessy Funds, Inc., which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operations on November 1, 1996. The Fund seeks total return, consisting of capital appreciation and current income. The Fund seeks to achieve its objective utilizing the distinct process of Strategy Indexing(TM) developed by the investment advisor.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation: The Fund's investments are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sale price. Other securities are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Directors. Short-term investments are valued at amortized cost, which approximates market value.

      B. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined under the identified cost basis.

      D. Deferred Organization Costs: The Fund has incurred expenses of $25,191 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

      E. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      For the period ended September 30, 1997, O'Shaughnessy Capital Management, Inc. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.74% based upon the average daily net assets of the Fund.

12
                   O'Shaughnessy Dogs of the Market(TM) Fund

NOTES TO FINANCIAL STATEMENTS, Continued
--------------------------------------------------------------------------------

      The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund or reimburse the Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.00% of average net assets annually. Any such reductions made by the Advisor in its fees or payments may be subject to reimbursement by the Fund through September 30, 2000 if the Fund is able to effect such reimbursement and remain in compliance with any expense limitations in effect. For the period ended September 30, 1997, the Advisor has reimbursed the Fund in the amount of $71,199.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee per portfolio at the following annual rate:

      Under $100 million - 0.10% of average daily net assets, subject to a minimum fee of $10,000 annually
      $100 to $200 million - 0.05% of average daily net assets
      Over $200 million - 0.03% of average daily net assets

      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITES

      For the period ended September 30, 1997, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $10,747,788 and $4,258,384, respectively.

                          INDEPENDENT AUDITOR'S REPORT



The Board of Directors and Shareholders
O'Shaughnessy Dogs of the Market Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of O'Shaughnessy Dogs of the Market Fund as of September 30, 1997, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from November 1, 1996 (commencement of operations) to September 30, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of O'Shaughnessy Dogs of the Market Fund, as of September 30, 1997, the results of operations, the changes in net assets and the financial highlights for the period indicated, in conformity with generally accepted accounting principles.


                                         /s/ McGladrey & Pullen, L.L.P.


New York, New York
October 24, 1997

              INVESTMENT ADVISOR
                  O'Shaughnessy Capital Management, Inc.
                  35 Mason Street
                  Greenwich, Connecticut 06830

              ADMINISTRATOR
                  Investment Company Administration Corporation
                  4455 E. Camelback Road, Suite 261 E
                  Phoenix, Arizona 85018

              DISTRIBUTOR
                  First Fund Distributors, Inc.
                  4455 E. Camelback Road, Suite 261 E
                  Phoenix, Arizona 85018

              TRANSFER AGENT
                  Firstar Trust Company
                  615 E. Michigan Street
                  Milwaukee, Wisconsin 53202

              INDEPENDENT AUDITOR
                  McGladrey & Pullen, LLP
                  555 Fifth Avenue
                  New York, New York 10017

              LEGAL COUNSEL
                  Shereff, Friedman, Hoffman & Goodman, LLP
                  919 Third Avenue
                  New York, New York 10022


                   This report is intended for shareholders of O'Shaughnessy Dogs of the Market(TM) Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

         [Back Cover Artwork]                     [Front Cover Artwork]






                                                      O'Shaughnessy
                                                 Dogs of the Market(TM)
                                                           Fund










                                                      Annual Report
                                                   September 30, 1997

                      O'Shaughnessy Aggressive Growth Fund

November 10, 1997

Dear fellow Shareholder:

Thank you for your investment in O'Shaughnessy Funds. I believe that, together, we are using a better style of investing. We call it Strategy Indexing, because it combines the best qualities of active and passive management. The O'Shaughnessy Aggressive Growth Fund uses active stock selection strategies that are explicitly stated and historically tested. We then index our portfolio to these superior strategies and let them work.

In my view, the problem with most conventionally managed active portfolios is that their managers often have a fuzzy notion of what to look for when buying and selling securities. What's more, they often lack the discipline and consistency to let the good ideas that they do have work. The difference between what they say and what they do is often an impassable chasm. They talk the talk but don't walk the walk. I believe that this is the key reason 80% of fund managers underperform a simple index like the S&P 500 over the long term.

Passive indexes work so well because they remain fully invested in a diversified group of stocks, day in, day out, with no market-timing whatsoever. Yet the 45 years of evidence I studied for my book What Works on Wall Street suggests that traditional passive indexes are using the right method--but the wrong strategy. My research shows that the S&P 500 is simply a big-cap strategy. There are many other strategies that work much better. When compared to strategies like these, the S&P 500's performance is quite lackluster.

But you must stick to the strategies to reap the rewards. Jumping in and out of the market--even in these volatile times--is a fool's game. If you can tune out short-term fluctuations and not become too elated that the Aggressive Growth Fund is up 42.90 percent from commencement of operations on November 1, 1996 to September 30, 1997, nor discouraged if it lags the market over the short term, you can reach your long-term goals. It is the strong influence of transitory events that leads to the short-term decisions that devastate long-term performance. There are no market timers on the Forbes 400, but many, many investors.

Action without knowledge is foolish, and knowledge without action is futile. The key is informed action. We now have the data to guide us--together, we can reach our long-term goals through the power of strategy indexing.

Sincerely,




/s/ James P. O'Shaughnessy

James P. O'Shaughnessy

                      O'Shaughnessy Aggressive Growth Fund

        Comparison of the change in value of a $10,000 investment in the
            O'Shaughnessy Aggressive Growth Fund versus the S&P 500
                          Composite Stock Price Index

                                                   S&P 500
                           O'Shaughnessy          Composite
                            Aggressive           Stock Price
                            Growth Fund             Index

01-Nov-96                     $10,000              $10,000

31-Dec-96                      10,410               10,560

31-Mar-97                       9,860               10,842

30-Jun-97                      11,440               12,729

30-Sep-97                      14,290               13,684

                      Fund total return from commencement
                      of operations on November 1, 1996 to
                           September 30, 1997; 42.90%

Past performance is not predictive of future performance.

                                                                               3
                      O'Shaughnessy Aggressive Growth Fund

TOP TEN PORTFOLIO HOLDINGS at September 30, 1997
--------------------------------------------------------------------------------
                                                           Percent of Net Assets
--------------------------------------------------------------------------------

         NS Group, Inc. ..............................                     3.97%
         Quantum Corporation .........................                     2.75%
         Compaq Computer Corporation .................                     2.75%
         Dell Computer Corporation ...................                     2.41%
         Paul Harris Stores, Inc. ....................                     2.41%
         MotivePower Industries, Inc. ................                     2.37%
         Navistar International Corporation ..........                     2.34%
         Trans World Entertainment Corporation .......                     2.31%
         Ames Department Stores, Inc. ................                     2.26%
         CellStar Corporation ........................                     2.22%

4
                      O'Shaughnessy Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS at September 30, 1997
-------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 97.48%                                                            Market Value
-------------------------------------------------------------------------------------------------------------------

                     Aerospace: 1.42%
       3,023         Wyman-Gordon Company#...................................................            $  79,354
                                                                                                         ---------

                     Apparel Manufacturers: 1.52%
       9,848         Hartmarx Corporation#...................................................               84,939
                                                                                                         ---------

                     Appliances: 1.70%
       2,142         Sunbeam Corporation.....................................................               95,051
                                                                                                         ---------

                     Applications Software: 1.37%
       2,693         Information Management Resources, Inc.#.................................               76,751
                                                                                                         ---------

                     Athletic Footwear: 0.67%
       3,686         Converse, Inc.#.........................................................               37,551
                                                                                                         ---------

                     Auto - Medium and Heavy Duty Trucks: 2.34%
       4,725         Navistar International Corporation#.....................................              130,528
                                                                                                         ---------

                     Building - Residential/Commercial: 1.49%
       7,937         Standard Pacific Corporation............................................               83,339
                                                                                                         ---------

                     Chemicals - Specialty: 1.55%
       2,418         Penn West, Ltd..........................................................               86,443
                                                                                                         ---------

                     Circuits: 2.22%
       2,498         Vitesse Semiconductor Corporation#......................................              123,807
                                                                                                         ---------

                     Commercial Services: 1.84%
       1,617         Volt Information Sciences, Inc.#........................................              102,477
                                                                                                         ---------

                     Computers - Memory Devices: 4.61%
       4,015         Quantum Corporation#....................................................              153,825
       2,581         Western Digital Corporation#............................................              103,401
                                                                                                         ---------
                                                                                                           257,226
                                                                                                         ---------
                     Computers - Micro: 5.16%
       2,054         Compaq Computer Corporation#............................................              153,537
       1,391         Dell Computer Corporation#..............................................              134,753
                                                                                                         ---------
                                                                                                           288,290
                                                                                                         ---------

                                                                               5
                      O'Shaughnessy Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS at September 30, 1997, Continued
-------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
-------------------------------------------------------------------------------------------------------------------

                     Computers - Mini: 1.42%
       1,634         Stratus Computer, Inc.#.................................................            $  79,045
                                                                                                         ---------

                     Computer Software: 1.23%
       1,294         McAfee Associates, Inc.#................................................               68,582
                                                                                                         ---------

                     Distribution/Wholesale: 2.22%
       2,665         CellStar Corporation#...................................................              123,923
                                                                                                         ---------

                     Diversified Manufacturing Operations: 1.43%
       3,907         MascoTech, Inc..........................................................               80,094
                                                                                                         ---------

                     Electric - Generation: 1.81%
       2,311         The AES Corporation#....................................................              101,106
                                                                                                         ---------

                     Electric Products - Miscellaneous.: 1.71%
       1,137         Philips Electronics N.V.................................................               95,508
                                                                                                         ---------

                     Electronic Components - Semiconductor: 1.97%
       1,153         Applied Materials, Inc.#................................................              109,823
                                                                                                         ---------

                     Finance - Investment Banker/Broker: 1.62%
       3,434         The Advest Group, Inc...................................................               90,357
                                                                                                         ---------

                     Food - Baking: 3.45%
       4,831         Flower Industries, Inc..................................................               98,432
       1,378         Interstate Bakeries Corporation.........................................               94,479
                                                                                                         ---------
                                                                                                           192,911
                                                                                                         ---------
                     Food - Dairy Products: 3.61%
       2,603         The Morningstar Group, Inc.#............................................              111,929
      12,847         TCBY Enterprises, Inc...................................................               89,929
                                                                                                         ---------
                                                                                                           201,858
                                                                                                         ---------
                     Food - Meat Products: 1.38%
       2,572         Smithfield Foods, Inc.#.................................................               77,160
                                                                                                         ---------

                     Footwear and Related Apparel: 1.81%
       1,267         The Timberland Company#.................................................              101,043
                                                                                                         ---------

6
                      O'Shaughnessy Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS at September 30, 1997, Continued
-------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
-------------------------------------------------------------------------------------------------------------------

                     Home Furnishings: 1.59%
       2,867         Ethan Allen Interiors, Inc..............................................            $  88,877
                                                                                                         ---------

                     Life/Health Insurance: 1.93%
       2,207         Conseco, Inc............................................................              107,729
                                                                                                         ---------

                     Machinery - Tools and Related Products: 1.32%
       1,261         SPX Corporation.........................................................               73,926
                                                                                                         ---------

                     Machinery - Electric Utilities: 1.64%
       2,540         Kuhlman Corporation.....................................................               91,440
                                                                                                         ---------

                     Office Furnishings - Original: 2.17%
       2,268         Herman Miller, Inc......................................................              121,338
                                                                                                         ---------

                     Oil and Gas Drilling: 3.93%
       3,499         Global Marine, Inc.#....................................................              116,342
       2,895         Rowan Companies, Inc.#..................................................              103,134
                                                                                                         ---------
                                                                                                           219,476
                                                                                                         ---------
                     Real Estate Investment/Management: 1.24%
       4,760         Grubb & Ellis Company#..................................................               69,318
                                                                                                         ---------

                     Retail - Apparel/Shoe: 3.99%
       4,182         Burlington Coat Factory Warehouse Corporation...........................               88,345
       4,866         Paul Harris Stores, Inc.#...............................................              134,423
                                                                                                         ---------
                                                                                                           222,768
                                                                                                         ---------
                     Retail - Arts and Crafts: 2.11%
       3,850         Michaels Stores, Inc.#..................................................              117,666
                                                                                                         ---------

                     Retail - Bookstore: 1.92%
       3,798         Barnes & Noble, Inc.#...................................................              107,294
                                                                                                         ---------

                     Retail - Discount: 2.26%
       8,395         Ames Department Stores, Inc.#...........................................              125,925
                                                                                                         ---------

                     Retail - Music Store: 2.31%
       4,725         Trans World Entertainment Corporation#..................................              128,756
                                                                                                         ---------

                                                                               7
                      O'Shaughnessy Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS at September 30, 1997, Continued
-------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
-------------------------------------------------------------------------------------------------------------------

                     Retail- Regional Department Store: 1.51%
       1,580         Fred Meyer, Inc.#.......................................................            $  84,135
                                                                                                         ---------

                     Retail - Restaurants: 1.94%
       2,581         CKE Restaurants, Inc....................................................              108,402
                                                                                                         ---------

                     Retail - Vitamins/Nutrition Supply: 1.52%
       2,915         General Nutrition Companies, Inc.#......................................               84,899
                                                                                                         ---------

                     Steel Pipe and Tube: 3.97%
       6,856         NS Group, Inc.#.........................................................              221,963
                                                                                                         ---------

                     Textiles - Products: 1.47%
       4,348         Galey & Lord, Inc.#.....................................................               82,069
                                                                                                         ---------

                     Tools - Hand Held: 1.57%
       2,042         The Stanley Works.......................................................               87,806
                                                                                                         ---------

                     Transportation - Air Freight: 2.11%
       1,949         Airborne Freight Corporation............................................              118,036
                                                                                                         ---------

                     Transportation - Equipment and Leasing: 2.37%
       5,094         MotivePower Industries, Inc.#...........................................              132,444
                                                                                                         ---------

                     Transportation - Truck: 5.06%
       5,214         American Freightways Corporation#.......................................               99,066
       8,910         Arkansas Best Corporation#..............................................              100,794
       4,128         U.S. Xpress Enterprises, Inc. - Class A#................................               82,560
                                                                                                         ---------
                                                                                                           282,420
                                                                                                         ---------
                     Total Common Stocks (cost $4,499,107)...................................            5,443,853
                                                                                                         ---------

Principal Amount     SHORT-TERM INVESTMENTS: 8.08%
-------------------------------------------------------------------------------------------------------------------
    $ 50,060         General Mills Demand Note, 5.1350%, due 10/1/1997*......................               50,060
     143,000         Pitney Bowes Demand Note, 5.1441%, due 10/1/1997*.......................              143,000
       5,000         Wisconsin Electric Demand Note, 5.1852%, due 10/1/1997*.................                5,000
      80,612         American Family Demand Note, 5.1553%, due 10/1/1997*....................               80,612
     172,000         Johnson Controls Demand Note, 5.1650%, due 10/1/1997*...................              172,000
                                                                                                        ----------

                     Total Short-Term Investments (cost $450,672)............................              450,672
                                                                                                        ----------

8
                      O'Shaughnessy Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS at September 30, 1997, Continued
-------------------------------------------------------------------------------------------------------------------
                                                                                                      Market Value
-------------------------------------------------------------------------------------------------------------------

                     Total Investments in Securities (cost $4,949,779+): 105.56% ............           $5,894,525
                     Liabilities in excess of Other Assets: (5.56)%..........................             (310,277)
                                                                                                        ----------
                     Total Net Assets: 100.0% ...............................................           $5,584,248
                                                                                                        ==========


#Non-income producing security.

*Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of September 30, 1997.

+At September 30, 1997,  the cost of securities for Federal tax purposes was the
same  as  the  basis  for  financial  reporting.   Unrealized  appreciation  and
depreciation of securities were as follows:

                     Gross unrealized appreciation...........................................           $1,000,879
                     Gross unrealized depreciation...........................................              (56,133)
                                                                                                        ----------
                           Net unrealized appreciation.......................................           $  944,746
                                                                                                        ==========

See Notes to Financial Statements.

                                                                               9
                      O'Shaughnessy Aggressive Growth Fund

STATEMENT OF ASSETS AND LIABILITIES at September 30, 1997
---------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (identified cost $4,949,779) (Note 2-A)      $ 5,894,525
      Receivables:
            Fund shares sold ....................................................           15,545
            Dividends and interest ..............................................            1,807
            Due from Advisor ....................................................            4,605
      Deferred organization costs ...............................................           20,611
      Prepaid expenses and other ................................................           15,733
                                                                                       -----------
                  Total assets ..................................................        5,952,826
                                                                                       -----------

LIABILITIES
      Payables:
            Portfolio securities purchased ......................................          333,978
            Administration fee ..................................................              822
      Accrued expenses ..........................................................           33,778
                                                                                       -----------
                  Total liabilities .............................................          368,578
                                                                                       -----------

NET ASSETS ......................................................................      $ 5,584,248
                                                                                       ===========

      Net asset value, offering price and redemption price per share
            ($5,584,248/390,865 shares outstanding;
            25,000,000,000 shares (par value $.0001) authorized) ................      $     14.29
                                                                                       ===========

SOURCE OF NET ASSETS
      Paid-in capital ...........................................................      $ 4,547,748
      Accumulated net investment loss ...........................................          (24,106)
      Undistributed net realized gain on investment transactions ................          115,860
      Net unrealized appreciation of investments ................................          944,746
                                                                                       -----------
            Net assets ..........................................................      $ 5,584,248
                                                                                       ===========

See Notes to Financial Statements.

10
                      O'Shaughnessy Aggressive Growth Fund

STATEMENT OF OPERATIONS
For the Period November 1, 1996* through September 30, 1997
---------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Income:
            Dividends (net of foreign witholding tax of $233) ..............      $     7,131
            Interest .......................................................            3,199
                                                                                  -----------
                  Total income .............................................           10,330
                                                                                  -----------
      Expenses:
            Advisory fees (Note 3) .........................................           17,218
            Custodian and accounting fees ..................................           22,301
            Administration fee (Note 3) ....................................           14,548
            Professionals' fees ............................................           15,037
            Registration fees ..............................................           13,487
            Reports to shareholders ........................................            9,031
            Transfer agent fees ............................................            9,963
            Directors' fees ................................................            9,261
            Amortization of organization costs (Note 2-D) ..................            4,580
            Other ..........................................................            6,319
                                                                                  -----------
                  Total expenses ...........................................          121,745
                  Less: expense reimbursement (Note 3) .....................          (87,309)
                                                                                  -----------
                  Net expenses .............................................           34,436
                                                                                  -----------
                        Net investment loss ................................          (24,106)
                                                                                  -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
            Net realized gain on security transactions .....................          115,860
            Net unrealized appreciation of investments .....................          944,746
                                                                                  -----------
                  Net realized and unrealized gain on investments ..........        1,060,606
                                                                                  -----------
                        Net Increase in Net Assets Resulting from Operations      $ 1,036,500
                                                                                  ===========

*Commencement of operations.

See Notes to Financial Statements.

                                                                              11
                      O'Shaughnessy Aggressive Growth Fund

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------
                                                                          November 1, 1996*
                                                                               through
                                                                         September 30, 1997
-------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment loss ..................................................      $   (24,106)
Net realized gain on security transactions ...........................          115,860
Net unrealized appreciation of investments ...........................          944,746
                                                                            -----------
      Net increase in net assets resulting from operations ...........        1,036,500
                                                                            -----------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions (a)        4,522,748
                                                                            -----------
      Total increase in net assets ...................................        5,559,248

NET ASSETS
Beginning of period ..................................................           25,000
                                                                            -----------
End of period (including accumulated net investment loss of $24,106) .      $ 5,584,248
                                                                            ===========

(a) A summary of capital shares transactions is as follows:

                                                               November 1, 1996*
                                                                    through
                                                              September 30, 1997
                                                      ----------------------------------
                                                        Shares                 Value
                                                       -------              -----------
         Shares sold ..........................        473,170              $ 5,453,047
         Shares redeemed ......................        (84,805)                (930,299)
                                                       -------              -----------
         Net increase .........................        388,365              $ 4,522,748
                                                       =======              ===========

*Commencement of operations.

See Notes to Financial Statements.

12
                      O'Shaughnessy Aggressive Growth Fund

FINANCIAL HIGHLIGHTS
Per Share Operating Performance
(For a share outstanding throughout the period)
-----------------------------------------------------------------------
                                                      November 1, 1996*
                                                           through
                                                     September 30, 1997
-----------------------------------------------------------------------

Net asset value, beginning of period ................      $10.00
                                                           ------
Income from investment operations:
      Net investment loss ...........................        (.06)
      Net realized and unrealized gain on investments        4.35
                                                           ------
Total from investment operations ....................        4.29
                                                           ------

Net asset value, end of period ......................      $14.29
                                                           ======

Total Return ........................................       42.90%**

Ratios/supplemental data:
Net assets, end of period (thousands) ...............      $5,584

Ratio of expenses to average net assets:
      Before expense reimbursement ..................        7.01%+
      After expense reimbursement ...................        1.98%+

Ratio of net investment loss to average net assets:
      Before expense reimbursement ..................       (6.41%)+
      After expense reimbursement ...................       (1.39%)+

Portfolio turnover rate .............................      104.77%

Average commission rate paid per share ..............      $.0492


*Commencement of operations.

**Not Annualized.

+Annualized.

See Notes to Financial Statements.

                                                                              13
                      O'Shaughnessy Aggressive Growth Fund

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The O'Shaughnessy Aggressive Growth Fund (the "Fund") is a series of shares of O'Shaughnessy Funds, Inc., which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operations on November 1, 1996. The Fund's objective is capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation: The Fund's investments are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sale price. Other securities are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Directors. Short-term investments are valued at amortized cost, which approximates market value.

      B. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined under the identified cost basis.

      D. Deferred Organization Costs: The Fund has incurred expenses of $25,191 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

      E. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      For the period ended September 30, 1997, O'Shaughnessy Capital Management, Inc. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.

      The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund or reimburse the Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.00% of average net assets annually. Any such reductions made by the Advisor in

14
                      O'Shaughnessy Aggressive Growth Fund

NOTES TO FINANCIAL STATEMENTS, Continued
--------------------------------------------------------------------------------

its fees or payments may be subject to reimbursement by the Fund through September 30, 2000 if the Fund is able to effect such reimbursement and remain in compliance with any expense limitations in effect. For the period ended September 30, 1997, the Advisor has reimbursed the Fund in the amount of $87,309.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee per portfolio at the following annual rate:

      Under $100 million - 0.10% of average daily net assets, subject to a minimum fee of $10,000 annually
      $100 to $200 million - 0.05% of average daily net assets
      Over $200 million - 0.03% of average daily net assets

      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITES

      For the period ended September 30, 1997, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $6,540,902 and $2,157,656, respectively.

================================================================================
INVESTMENT ADVISOR
   O'Shaughnessy Capital Management, Inc.
   35 Mason Street
   Greenwich, Connecticut 06830

ADMINISTRATOR
   Investment Company Administration Corporation
   4455 E. Camelback Road, Suite 261 E
   Phoenix, Arizona 85018

DISTRIBUTOR
   First Fund Distributors, Inc.
   4455 E. Camelback Road, Suite 261 E
   Phoenix, Arizona 85018

TRANSFER AGENT
   Firstar Trust Company
   615 E. Michigan Street
   Milwaukee, Wisconsin 53202

INDEPENDENT AUDITOR
   McGladrey & Pullen, LLP
   555 Fifth Avenue
   New York, New York 10017

LEGAL COUNSEL
   Shereff, Friedman, Hoffman & Goodman, LLP
   919 Third Avenue
   New York, New York 10022

This report is intended for shareholders of O'Shaughnessy Aggressive Growth Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

                          INDEPENDENT AUDITOR'S REPORT



The Board of Directors and Shareholders
O'Shaughnessy Aggressive Growth Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of O'Shaughnessy Aggressive Growth Fund as of September 30, 1997, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from November 1, 1996 (commencement of operations) to September 30, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of O'Shaughnessy Aggressive Growth Fund, as of September 30, 1997, the results of operations, the changes in net assets and the financial highlights for the period indicated, in conformity with generally accepted accounting principles.


                                      /s/ McGladrey & Pullen, L.L.P.



New York, New York
October 24, 1997

                                                  [Front Cover Artwork]



                                                      O'Shaughnessy
                                                 Aggressive Growth Fund












                                                      Annual Report
                                                   September 30, 1997